Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total equity (deficit) attributable to ordinary shareholders	Non- Controlling interests	Total
Balance at Dec. 31, 2021		$ 1,796	[1]	$ 657	[1]		$ 31,966,816	$ 2,473,801	$ 17,259,976	$ 2,148,906	$ 53,851,952	$ 3,122,250	$ 56,974,202
Balance (in Shares) at Dec. 31, 2021	[1]	17,960,728		6,567,272
Capital contributions from non-controlling interests			[1]		[1]							12,438,125	12,438,125
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]		(907,000)		(853,662)		(1,760,662)		(1,760,662)
Net loss			[1]		[1]				(22,636,622)		(22,636,622)	(487,780)	(23,124,402)
Statutory reserves			[1]		[1]			4,139	(4,139)
Share-based compensation			[1]		[1]		2,729,969				2,729,969		2,729,969
Settlement for vested shares		$ 83	[1]		[1]		(83)
Settlement for vested shares (in Shares)	[1]	833,550
Foreign currency translation adjustment			[1]		[1]					(3,504,264)	(3,504,264)	(1,619,700)	(5,123,964)
Balance at Dec. 31, 2022		$ 1,879	[1]	$ 657	[1]		33,789,702	2,477,940	(6,234,447)	(1,355,358)	28,680,373	13,452,895	42,133,268
Balance (in Shares) at Dec. 31, 2022	[1]	18,794,278		6,567,272
Capital contributions from non-controlling interests			[1]		[1]							3,910,897	3,910,897
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]		(3,314,857)				(3,314,857)		(3,314,857)
Net loss			[1]		[1]				(24,232,580)		(24,232,580)	(8,688,144)	(32,920,724)
Share-based compensation			[1]		[1]		2,145,801				2,145,801		2,145,801
Settlement for vested shares		$ 78	[1]		[1]		(78)
Settlement for vested shares (in Shares)	[1]	779,800
Foreign currency translation adjustment			[1]		[1]					(633,729)	(633,729)	(532,078)	(1,165,807)
Balance at Dec. 31, 2023		$ 1,957	[1]	$ 657	[1]		32,620,568	2,477,940	(30,467,027)	(1,989,087)	2,645,008	8,143,570	10,788,578
Balance (in Shares) at Dec. 31, 2023	[1]	19,574,078		6,567,272
Issuance of ordinary shares		$ 10	[1]		[1]	(100,000)	99,990
Issuance of ordinary shares (in Shares)	[1]	103,300
Acquisition of non-controlling interests			[1]		[1]		(533,602)				(533,602)	467,851	(65,751)
Derecognition of redeemable non-controlling interests			[1]		[1]							35,527,113	35,527,113
Accretion to the redemption value of redeemable non-controlling interests			[1]		[1]		(983,927)				(983,927)		(983,927)
Net loss			[1]		[1]				(11,776,436)		(11,776,436)	(6,204,728)	(17,981,164)
Share-based compensation			[1]		[1]		972,743				972,743		972,743
Settlement for vested shares		$ 74	[1]		[1]		(74)
Settlement for vested shares (in Shares)	[1]	742,300
Foreign currency translation adjustment			[1]		[1]					(588,057)	(588,057)	(374,862)	(962,919)
Balance at Dec. 31, 2024		$ 2,041	[1]	$ 657	[1]	$ (100,000)	$ 32,175,698	$ 2,477,940	$ (42,243,463)	$ (2,577,144)	$ (10,264,271)	$ 37,558,944	$ 27,294,673
Balance (in Shares) at Dec. 31, 2024	[1]	20,419,678		6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).